Supplement Dated January 4, 2017
To The Prospectus Dated April 25, 2016

JNL® Variable Fund LLC

Please note that the changes may apply to your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective January 1, 2017.

On the cover, please delete the Disregarded Entity Funds list and Regulated Investment Company Funds list in their entirety and replace with the following:

Disregarded Entity Fund
JNL/Mellon Capital DowSM Index Fund	Class A

Regulated Investment Company Funds
JNL/Mellon Capital Global 30 Fund	Class A
JNL/Mellon Capital Nasdaq® 100 Fund	Class A and Class B
JNL/Mellon Capital S&P® 24 Fund	Class A and Class B
JNL/Mellon Capital S&P® SMid 60 Fund	Class A and Class B
JNL/Mellon Capital JNL 5 Fund	Class A and Class B
JNL/Mellon Capital Communications Sector Fund	Class A and Class B
JNL/Mellon Capital Consumer Brands Sector Fund	Class A and Class B
JNL/Mellon Capital Financial Sector Fund	Class A and Class B
JNL/Mellon Capital Healthcare Sector Fund	Class A and Class B
JNL/Mellon Capital Oil & Gas Sector Fund	Class A and Class B
JNL/Mellon Capital Technology Sector Fund	Class A and Class B

On the cover, please delete the fifth paragraph in its entirety and replace with following:

Each Fund, except for the JNL/Mellon Capital DowSM Index Fund and the JNL/Mellon Capital Global 30 Fund, offer two classes of shares, Class A and Class B.  Class A and B shares are described in this Prospectus.

This Supplement is dated January 4, 2017.

Supplement Dated January 4, 2017
To The Statement of Additional Information
Dated April 25, 2016

JNL® Variable Fund LLC

Please note that the changes impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective January 1, 2017.

On page 39, in the section entitled "Managers and Officers of the JNL Variable Fund," under "Manager Compensation," please delete the first paragraph in its entirety and replace with the following:

The Manager who is an "interested person" receives no compensation from the JNL Variable Fund.  Effective January 1, 2017, each Independent Manager is paid by the Funds an annual retainer of $205,000, as well as a fee of $13,500 for each meeting of the Funds' Board attended.  The Chairman of the Funds' Board receives an additional annual retainer of $85,000.  The Chair of the Audit Committee receives an additional annual retainer of $25,000 for his services in that capacity.  The members of the Audit Committee, including the Chair, receive $3,500 for each in-person and telephonic Audit Committee meeting attended.  The Chair of the Governance Committee receives an additional annual retainer of $20,000 for his services in that capacity.  The members of the Governance Committee, including the Chair, receive $3,000 for each in-person or telephonic Governance Committee meeting attended. The Chair of each Investment Committee receives an additional annual retainer of $15,000 for his or her services in that capacity. If an Independent Manager participates in an in-person Board meeting by telephone, the Manager will receive half of the meeting fee.

This Supplement is dated January 4, 2017.